Related party transactions (Tables)	12 Months Ended
Mar. 31, 2014
Related party transactions
Schedule of due from related parties, current

	2013	2014
Receivable from related parties	$6,494	$1,144
Loan due from related party	—	50
Loans due from employees	317	86

Total due from related parties, current	$6,811	$1,280

Schedule of due from related parties, non-current

	2013	2014
Loans due from Luxoft Consulting Inc., non-current	$430	$—

Total due from related parties, non-current	$430	$—

Schedule of due to related parties, current

	2013	2014
Payable to related parties	$136	$144

Total due to related parties, current	$136	$144

Schedule of turnovers of related parties

	For the years ended March 31,
	2012	2013	2014
Sales of services	$4,924	$12,273	$4,522
Purchase of goods	1,320	658	1,548
Purchase of services	542	486	527